Other Non-Operating Income, Net (Tables)	12 Months Ended
Mar. 31, 2013
Other Non Operating Income Net

Other non-operating income consists of the following:

	As of March 31,
	2011		2012		2013
	(In millions)
Dividend Income	Rs.	3	Rs.	—	Rs.	—	US$	—
Foreign exchange gain/(loss), net		339		380		(179)		(3)
Liabilities no longer required to be settled that have been written back		625		9		149		3
Others (net)		1,225		26		605		11

Total	Rs.	2,192	Rs.	415	Rs.	575	US$	11